Rule 497 (e)

333-124048

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

SUPPLEMENT DATED DECEMBER 18, 2015

TO PROSPECTUS DATED MAY 1, 2015

Appendix A has been updated to include the addition of the following Investment Option:

Fund Name	Objective
Columbia VP — AQR Managed Futures Strategy	Positive absolute returns.

The CMG Scotia Partners Growth S&P Plus Program Asset Allocation Model is no longer available and has been removed from page 15.

PLEASE USE THIS SUPPLEMENT WITH YOUR PROSPECTUS.  READ THIS SUPPLEMENT AND YOUR PROSPECTUS CAREFULLY AND KEEP BOTH DOCUMENTS TOGETHER FOR FUTURE REFERENCE.

JNL-PROS-S-12-18-2015